Contingent liabilities and commitments (Tables)	6 Months Ended
Jun. 30, 2022
Contingent liabilities and commitments
Schedule of contingent liabilities and commitments

	30 June	31 December
	2022	2021
	£m	£m
Guarantees	2,436	2,055
Other contingent liabilities	1,863	2,004
Standby facilities, credit lines and other commitments	129,293	121,308
Contingent liabilities and commitments	133,592	125,367